FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2021 $ / agreement	Dec. 31, 2020 $ / agreement	Dec. 04, 2020 $ / agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Strike price	11.50	11.50	11.50
Expected Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	28.0	19.0	19.0
Probability of Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	95.0	85	80
Terms (Years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants expiration term	5 years 4 months 10 days	5 years 6 months 26 days	5 years 9 months
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	1.00	0.5	0.5